UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 10-D
                               ASSET-BACKED ISSUER
             DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
                       THE SECURITIES EXCHANGE ACT OF 1934

                    For the monthly distribution period from
                     September 18, 2007 to October 15, 2007


Commission File Number of issuing entity:  333-132001-02

                            GS AUTO LOAN TRUST 2007-1
-------------------------------------------------------------------------------
           (Exact name of issuing entity as specified in its charter)


Commission File Number of depositor: 333-132001

                   GOLDMAN SACHS ASSET BACKED SECURITIES CORP.
-------------------------------------------------------------------------------
              (Exact name of depositor as specified in its charter)


                         GOLDMAN SACHS MORTGAGE COMPANY
-------------------------------------------------------------------------------
               (Exact name of sponsor as specified in its charter)

                                    DELAWARE
                                  ------------
                (State or other jurisdiction of incorporation or
                       organization of the issuing entity)

                                   51-6589574
                            -------------------------
                      (I.R.S. Employer Identification No.)

85 Broad Street
New York, New York                                                10004
--------------------------------------                          ----------
(Address of principal executive offices                          Zip Code
of the issuing entity)

                                 (212) 902-1000
                                 --------------
                     (Telephone number, including area code)

                                       N/A
                                   ----------
           (Former name, former address, if changed since last report)

                  Registered/reporting pursuant to (check one)
              Section 12(b)   Section 12(g)   Section 15(d)   Name of Exchange
                                                             (if Section 12(b))
Title of class
  A-1 Notes       [   ]           [   ]           [ x ]            [   ]
  A-2 Notes       [   ]           [   ]           [ x ]            [   ]
  A-3 Notes       [   ]           [   ]           [ x ]            [   ]
  A-4 Notes       [   ]           [   ]           [ x ]            [   ]
  B Notes         [   ]           [   ]           [ x ]            [   ]
  C Notes         [   ]           [   ]           [ x ]            [   ]

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes [x] No [ ]

PART I - DISTRIBUTION INFORMATION

Item 1.  Distribution and Pool Performance Information.

         On October 15, 2007 a distribution was made to Noteholders of GS Auto Loan Trust 2007-1.

         The distribution report is attached as an Exhibit to this Form 10-D,
         Item 9(b), Exhibit 99.1.

PART II - OTHER INFORMATION

Item 9.  Exhibits.

     (a) The following is a list of documents filed as part of this Report on Form 10-D:

         (99.1) Monthly Report distributed to Noteholders of GS Auto Loan
                Trust 2007-1 relating to the October 15, 2007 distribution.

     (b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the Registrant, Goldman Sachs Asset Backed Securities Corp., and the Co-Registrant, GS Auto Loan Trust 2007-1, by its Depositor, Goldman Sachs Asset Backed Securities Corp., have each duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

October 29, 2007                         GOLDMAN SACHS ASSET BACKED
                                         SECURITIES CORP.
                                         (Registrant)

                                         By: /s/ Curtis Probst
                                             -----------------------------------
                                             Name:  Curtis Probst
                                             Title: Vice President

                                         GS AUTO LOAN TRUST 2007-1

                                         By: GOLDMAN SACHS ASSET BACKED
                                             SECURITIES CORP., its Depositor

                                         (Co-Registrant)

                                         By:  /s/ Curtis Probst
                                             -----------------------------------
                                             Name:  Curtis Probst
                                             Title:  Vice President

EXHIBIT INDEX

Exhibit Number    Description

EX-99.1 Monthly report distributed to Noteholders of GS Auto Loan Trust 2007-1 relating to the October 15, 2007 distribution.


                                     EX-99.1

                                                                     Page 1 of 7

                        GS Auto Loan Trust, Series 2007-1
                                October 15, 2007


                                Table of Contents
                                                                           Page
Distribution Report   ...................................................... 2
Factor Report   ............................................................ 2
Aggregate Delinquency Reporting ............................................ 4
Delinquency Trend Report ................................................... 5
Net Loss Ratio Trend ....................................................... 7


 IF THERE ARE ANY QUESTIONS OR PROBLEMS WITH THIS STATEMENT, PLEASE CONTACT THE
                           ADMINISTRATOR LISTED BELOW:
                                 Jared Fischer
                     Bank of New York - Structured Finance
                                101 Barclay, 4W,
                            New York, New York 10286
                   Tel: (212) 815-8139 / Fax: (212) 815-2493

                                                                     Page 2 of 7

                        GS Auto Loan Trust, Series 2007-1
                                  October 15, 2007
-----------------------------------------------------------------------------------------------------------------------------------
                             DISTRIBUTION IN DOLLARS
-----------------------------------------------------------------------------------------------------------------------------------
            ORIGINAL         BEGINNING                                                                                 ENDING
            FACE             PRINCIPAL                                                        REALIZED    DEFERRED     PRINCIPAL
CLASS       VALUE            BALANCE          PRINCIPAL        INTEREST           TOTAL         LOSSES    INTEREST     BALANCE
-----------------------------------------------------------------------------------------------------------------------------------
A1       165,110,000.00     98,930,292.65    17,788,718.82     411,167.49      18,199,886.31      0.00       0.00     81,141,573.83
A2       147,144,000.00    147,144,000.00             0.00     660,921.80         660,921.80      0.00       0.00    147,144,000.00
A3       182,194,000.00    182,194,000.00             0.00     818,354.72         818,354.72      0.00       0.00    182,194,000.00
A4       107,961,000.00    107,961,000.00             0.00     493,021.90         493,021.90      0.00       0.00    107,961,000.00
B         24,689,000.00     24,689,000.00             0.00     113,775.14         113,775.14      0.00       0.00     24,689,000.00
C         18,105,000.00     18,105,000.00             0.00      86,602.25          86,602.25      0.00       0.00     18,105,000.00
D         13,167,000.00     13,167,000.00             0.00      76,807.50          76,807.50      0.00       0.00     13,167,000.00
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS   658,370,000.00    592,190,292.65    17,788,718.82   2,660,650.80      20,449,369.62      0.00       0.00    574,401,573.83
-----------------------------------------------------------------------------------------------------------------------------------
CERT               0.00              0.00             0.00           0.00               0.00      0.00       0.00              0.00
-----------------------------------------------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------------------------------------------
                 FACTOR INFORMATION PER $1,000 OF ORIGINAL FACE
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   CURRENT
                          BEGINNING                                                            ENDING              PASS-THRU
CLASS        CUSIP        PRINCIPAL        PRINCIPAL         INTEREST        TOTAL             PRINCIPAL           RATE
-----------------------------------------------------------------------------------------------------------------------------------
A1         40052MAA2      599.17807916     107.73859136      2.49026401       110.22885537       491.43948780        5.343600%
A2         40052MAB0    1,000.00000000       0.00000000      4.49166667         4.49166667     1,000.00000000        5.390000%
A3         40052MAC8    1,000.00000000       0.00000000      4.49166669         4.49166669     1,000.00000000        5.390000%
A4         40052MAD6    1,000.00000000       0.00000000      4.56666667         4.56666667     1,000.00000000        5.480000%
B          40052MAE4    1,000.00000000       0.00000000      4.60833327         4.60833327     1,000.00000000        5.530000%
C          40052MAF1    1,000.00000000       0.00000000      4.78333333         4.78333333     1,000.00000000        5.740000%
D          40052MAG9    1,000.00000000       0.00000000      5.83333333         5.83333333     1,000.00000000        7.000000%
-----------------------------------------------------------------------------------------------------------------------------------
TOTALS                    899.47946087      27.01933384      4.04126980        31.06060364       872.46012703
-----------------------------------------------------------------------------------------------------------------------------------
Please Note: Current Pass-Thru Rate is the same as the Interest Rate on applicable Notes


                                                                    Page 3 of 7


                        GS Auto Loan Trust, Series 2007-1
                               October 15, 2007
                       ---------------------------------
Beginning Collection Period                                                                                                09/01/07
Ending Collection Period                                                                                                   09/30/07
Beginning Interest Accrual Period                                                                                          09/01/07
Ending Interest Accrual Period                                                                                             09/30/07
Record Date                                                                                                                10/12/07
Payment Date                                                                                                               10/15/07
Servicing Days in Period                                                                                                         28

Collections on the Receivables for the Collection Period
                       Collections of Installment Principal                                                           10,448,921.79
                       Collections Attributable to Accounts Paid in Full                                               6,371,025.44
                       Principal Amount of Repurchases                                                                         0.00
                       Recoveries on Loss Accounts                                                                       344,850.02
                       Subtotal Principal                                                                             17,164,797.25
                       Collections of Interest                                                                         3,807,201.32
                       Collections of Interest - Repurchased                                                                   0.00
                       Subtotal Interest                                                                               3,807,201.32
                       Total Collections                                                                              20,971,998.57

Available Funds
                       Payments Collected Attributed to Principal                                                     10,448,921.79
                       Accounts Paid in Full                                                                           6,371,025.44
                       Recoveries on Loss Amounts                                                                        344,850.02
                       Repurchased Receivables - Principal Portion                                                             0.00
                       Payments Collected Attributable to Interest                                                     3,807,201.32
                       Repurchased Receivables - Interest Portion                                                              0.00
                       Receivables Servicer Supplement Payment Amount                                                          0.00
                       Total Available Funds                                                                          20,971,998.57

Pool Information
                       Beginning Number of Accounts                                                                          39,785
                       Beginning Pool Balance                                                                        594,147,375.25
                       Beginning Pool Balance per $1,000 Original Principal Balance                                          902.45
                       Ending Number of Accounts                                                                             39,181
                       Ending Pool Balance                                                                           576,566,809.13
                       Ending Pool Balance per $1,000 Original Principal Balance                                             875.75
                       Weighted Average APR                                                                                   8.17%
                       Weighted Average Remaining Term (months)                                                               54.60


                                                                    Page 4 of 7

                       GS Auto Loan Trust, Series 2007-1
                               October 15, 2007
                       ---------------------------------
Fees
                       Net Servicing Fee Due                                                                             519,878.95
                       Net Servicing Fee Due per $1,000 original principal balance                                       0.78964465
                       Net Servicing Fee Paid                                                                            519,878.95
                       Net Servicing Fee Paid per $1,000 original principal balance                                      0.78964465
                       Unpaid Net Servicing Fees                                                                               0.00
                       Unpaid Servicing Fee Paid per $1,000 original principal balance                                   0.00000000
                       Cumulative Unpaid Net Servicing Fees                                                                    0.00
                       Cumulative Unpaid Servicing Fee Paid per $1,000 original principal balance                        0.00000000

                       Owner Trustee Fee                                                                                     833.33

                       Owner Trustee Fee per $1,000 original principal balance                                           0.00126575
                       Receivables Servicer Supplement Payment Amount                                                          0.00
                       Indenture Trustee Fee                                                                               1,916.67
                       Indenture Trustee Fee per $1,000 original principal balance                                       0.00291123

Current Period Losses
                       Net Liquidation Losses                                                                            417,063.95
                       Cumulative Net Liquidation Losses                                                                 885,644.13

Current Period Liquidated or Purchased Receivables
                       Principal Balance of Liquidated/Defaulted Receivables                                             761,913.97
                       Principal Balance of Repurchased Receivables                                                            0.00
                       Other Principal Reductions                                                                         -1,295.08

Delinquency Information

                                  Aggregate Delinquency Reporting
                                  Number           Principal     Percentage
                                                     Balance
                31 to 60 Days        366        5,510,388.67          0.96%
                61 to 90 Days        103        1,714,843.50          0.30%
                91 Plus Days          51          987,193.69          0.17%
                Total                520        8,212,425.86          1.42%


                                                                    Page 5 of 7


                        GS Auto Loan Trust, Series 2007-1
                               October 15, 2007
                       ---------------------------------

Repossession Information (Total Inventory)
                       Number of Receivables as to which vehicles have been Repossessed                                         76
                       Balance of Receivables as to which vehicles have been Repossessed                              1,456,918.16

Principal and Interest Detail
                       First Allocation of Principal                                                                          0.00
                       First Allocation of Principal per $1,000 original principal balance                              0.00000000
                       Second Allocation of Principal                                                                         0.00
                       Second Allocation of Principal per $1,000 original principal balance                             0.00000000
                       Third Allocation of Principal                                                                  2,456,483.52
                       Third Allocation of Principal per $1,000 original principal balance                              3.73115522
                       Regular Principal Allocation                                                                  15,124,082.60
                       Regular Principal Allocation per $1,000 original principal balance                              22.97198387
                       Excess Principal Allocation                                                                      208,152.70
                       Excess Principal Allocation per $1,000 original principal balance                                0.31616333

Principal Distribution Amounts
                       Principal Distribution - A-1                                                                  17,788,718.82
                       Principal Distribution - A-2                                                                           0.00
                       Principal Distribution - A-3                                                                           0.00
                       Principal Distribution - A-4                                                                           0.00
                       Principal Distribution - B                                                                             0.00
                       Principal Distribution - C                                                                             0.00
                       Principal Distribution - D                                                                             0.00



                                                                    Page 6 of 7


                        GS Auto Loan Trust, Series 2007-1
                                 October 15, 2007
                        ---------------------------------

Interest Distribution Amounts
                       Interest Distribution - A-1                                                                      411,167.49
                       Interest Carryover Shortfall - A-1                                                                     0.00
                       Cumulative Interest Carryover Shortfall - A-1                                                          0.00

                       Interest Distribution - A-2                                                                      660,921.80
                       Interest Carryover Shortfall - A-2                                                                     0.00
                       Cumulative Interest Carryover Shortfall - A-2                                                          0.00
                       Interest Distribution - A-3                                                                      818,354.72
                       Interest Carryover Shortfall - A-3                                                                     0.00
                       Cumulative Interest Carryover Shortfall - A-3                                                          0.00

                       Interest Distribution - A-4                                                                      493,021.90
                       Interest Carryover Shortfall - A-4                                                                     0.00
                       Cumulative Interest Carryover Shortfall - A-4                                                          0.00

                       Interest Distribution - B                                                                        113,775.14
                       Interest Carryover Shortfall - B                                                                       0.00
                       Cumulative Interest Carryover Shortfall - B                                                            0.00

                       Interest Distribution - C                                                                         86,602.25
                       Interest Carryover Shortfall - C                                                                       0.00
                       Cumulative Interest Carryover Shortfall - C                                                            0.00

                       Interest Distribution - D                                                                         76,807.50
                       Interest Carryover Shortfall - D                                                                       0.00
                       Cumulative Interest Carryover Shortfall - D                                                            0.00

Overcollateralization Amounts
                       Overcollateralization Target Amount                                                           11,531,336.18
                       Ending Overcollateralization Amount                                                            2,165,235.30

                       Excess Spread                                                                                    700,729.07

Additional Information
                       Any Modifications, Extensions or Waivers to Receivables                                                  NO
                       Any Breaches of Receivable represenations, warranties, or transaction covenants                          NO
                       Any Receivable changes and removals in connection with repurchases                                       NO




                                                                    Page 7 of 7

                        GS Auto Loan Trust, Series 2007-1
                                 October 15, 2007
                       ---------------------------------

Three-Month Annualized Net Loss Ratio
                       Net Liquidation Losses                                                                           417,063.95
                       Beginning Pool Balance                                                                       594,147,375.25
                       Current Monthly Net Loss Ratio                                                                      0.0702%
                       Prior Monthly Net Loss Ratio                                                                        0.0629%
                       Second Prior Monthly Net Loss Ratio                                                                 0.0128%
                       Three-Month Annualized Net Loss Ratio                                                               0.5834%



Copyright 2007 Bank of New York & Co. All rights reserved.
